John Hancock Dynamic Municipal Bond ETF Average Annual Total Returns		12 Months Ended	14 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	8.48%
N/A
Prospectus [Line Items]
Average Annual Return, Percent		3.81%	10.67%
Performance Inception Date	Nov. 01, 2023
N/A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.21%	9.20%
N/A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.60%	8.39%